FINANCIAL INSTRUMENTS (Narrative) (Details) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about financial instruments [line items]
Fair value adjustment of Warrants	$ 589	$ 291
Finance expense in respect of the revaluation of convertible debt	$ 945